                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                 ON THE FORM 13F FILED ON NOVEMBER 15, 1999 AND
                           PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                          EXPIRED ON NOVEMBER 14, 2000
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 1999

Check here if Amendment [X ]; Amendment Number:  4
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ MARK D. LERNER            BALTIMORE, MARYLAND     11/14/00
        ------------------            -------------------     --------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $51,061
                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                         FORM 13F INFORMATION TABLE


      COLUMN 1        COLUMN 2      COLUMN 3     COLUMN 4             COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
  ---------------  --------------   --------     --------    ------------------------   ----------    --------  --------------------
                                                   VALUE     SHRS OR      SH/    PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT     PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
   --------------  --------------     -----      --------     -------     ---    ----   ----------    --------  ----   ------   ----

SNYDER
COMMUNICATIONS        COMMON        832914105      20,278     1,335,200    SH            SOLE                    SOLE

COLUMBIA ENERGY       COMMON        197648108      30,783       555,900    SH            SOLE                    SOLE